TAX RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2011
SCHEDULE OF TAX RECEIVABLE [Table Text Block]
	As of December 31,
	2011	2010
VAT deductable	$3,643,142	$900,740
Other tax payable	(594,317)	(624,102)
Total tax receivable	$3,048,825	$276,638